Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 2
Share-based payments			3
Total Compensation	2	2	5
Executive Board of Management [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	17	27	28
Termination benefits	1		1
Share-based payments	22	24	68
Total Compensation	$ 40	$ 52	$ 97